Schedule H, Line 4i – Schedule of Assets (Held At End of Year)	12 Months Ended
Dec. 31, 2025
EBP 050
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i – Schedule of Assets (Held At End of Year)
CMG HOURLY 401(k) PLAN
Employer ID No: 20-8579133
Plan No: 050
FORM 5500, SCHEDULE H, PART IV, LINE 4i -
SCHEDULE OF ASSETS (HELD AT END OF YEAR) AS OF DECEMBER 31, 2025

(a)	(b)Identity of Issue, Borrower, Lessor, or Similar Party	(c)Description of Investment, Including Maturity Date, Rate of Interest, Collateral, and Par or Maturity Value	** (d) Cost	(e) Current Value (in 000s)

	State Street S&P 500 Index SL CL II	Collective Trust		$39,364
	State Street Global All Cap Equity Ex-US Index SL CL II	Collective Trust		25,440
	State Street U.S. Bond Index SL CL XIV	Collective Trust		23,796
	State Street Russell Small/Mid Cap Index SL CL II	Collective Trust		11,970
	State Street U.S. Inflation Protected Bond Index SL CL II	Collective Trust		2,859
	State Street Target Retirement 2025 SL CL VI	Collective Trust		1,233
	State Street Target Retirement Income SL CL VI	Collective Trust		642
	State Street Target Retirement 2035 SL CL VI	Collective Trust		586
	State Street Target Retirement 2030 SL CL VI	Collective Trust		489
	State Street Target Retirement 2045 SL CL VI	Collective Trust		466
	Wellington CIF II World Bond S2	Collective Trust		225
	State Street Target Retirement 2050 SL CL VI	Collective Trust		99
	State Street Target Retirement 2040 SL CL VI	Collective Trust		96
	State Street Target Retirement 2055 SL CL VI	Collective Trust		0
	State Street Target Retirement 2060 SL CL VI	Collective Trust		0
	State Street Target Retirement 2065 SL CL VI	Collective Trust		0
	Baird Core Plus Bond Instl	Mutual Fund		5,952
	JP Morgan Large Cap Growth R6	Mutual Fund		1,552
	Vanguard Equity Income Adm	Mutual Fund		1,047
	William Blair Small Mid Cap Growth R6	Mutual Fund		315
	American Funds EuroPacific Growth R6	Mutual Fund		75
	DFA Emerging Markets Core Equity 2 Port I	Mutual Fund		10
	AllianceBernstein Discovery Value Z	Mutual Fund		3
*	Vulcan Materials Company	Stock Fund		15,232
	Metlife GAC 12439	Stable Value Fund		10,839
*	Participant loans	Interest rates ranging from 4.25% to 9.50%, maturing through December 2030		3,524
				$145,814
*Party-in-interest.
**Cost information is not required for participant-directed investments and, therefore, is not included.